John Hancock Funds II

Supplement dated 7-1-14 to the current Class A Prospectus

Natural Resources Fund (the “Fund”)

The following information supplements and supersedes any information to the contrary relating to Natural Resources Fund (the fund), a series of John Hancock Funds II (the Trust), contained in the Prospectus.

At an in-person meeting held June 23-25, 2014, the Trust’s Board of Trustees approved the hiring and appointment of Jennison Associates LLC (Jennison) to replace Wellington Management Company, LLP (Wellington Management) as subadvisor to the fund effective at the close of business on July 17, 2014 (the Effective Date). John Hancock Advisers, LLC, the fund’s investment advisor, has hired a transition manager to assist in transitioning cash and portfolio securities in connection with the change in subadvisors from Wellington Management to Jennison.

Following the reassignment, the fund’s Class A, Class I, and Class R6 shares will close to all new and existing investors, including automatic purchase plans, on September 1, 2014. Existing shareholders of the fund as of the close of business on September 1, 2014, may continue to reinvest dividends or capital gains distributions received from the fund if they previously made an election to do so. The fund’s Class 1 and Class NAV shares will remain open to investment for investors eligible to purchase Class 1 and NAV shares. The fund reserves the right to change or make exception to these policies at any time and may permit new investments in Class A, Class I, and Class R6 shares by certain investors at the sole discretion of the fund.

In connection with the appointment of Jennison as subadvisor to the fund, the Prospectus is hereby amended as follows, as of the Effective Date:

All references to Wellington Management and its portfolio managers are hereby deleted.

As of the Effective Date, the fund is changing its Investment objective to the following:

To seek long-term capital appreciation.

In “Fund summary,” the “Annual fund operating expenses” and “Expense example” tables are revised and restated in their entirety as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee[1]	0.98
Distribution and service (Rule 12b-1) fees	0.30
Other expenses[2]	0.46
Total annual fund operating expenses	1.74
Contractual expense reimbursement[3,4]	-0.16
Total annual fund operating expenses after expense reimbursements	1.58

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014.

[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.

[3]	The advisor has contractually agreed to waive its advisory fees so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4]	To the extent that expenses of Class A shares exceed 1.58% of average annual net assets (on an annualized basis) attributable to Class A shares (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

Expenses ($)	Class A
1 Year	653
3 Years	1,006
5 Years	1,382
10 Years	2,437

The information under “Principal investment strategies” in the “Fund summary” is revised and restated in its entirety as follows:

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards (“GICS”) industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when the subadvisor deems it advisable to do so.

Jennison’s Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison’s proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company’s ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

The information under “Principal risks” in the “Fund summary” is revised to include the following:

Master limited partnership risk. Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; and extreme weather or other natural or man-made disasters.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Although the performance information in the “Past performance” section of the “Fund summary” will remain the same, the first paragraph under “Past performance” is revised and restated as follows:

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund’s performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our website: www.jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 AM and 7:00 PM and on Fridays between 8:00 AM and 6:00 PM, Eastern Time.

The information regarding the subadvisor under “Investment management” in the “Fund summary” is revised and restated in its entirety as follows:

Subadvisor Jennison Associates LLC

Neil P. Brown, CFA and Jay Saunders serve as portfolio managers of the fund. Accordingly, in the “Fund summary,” the information under “Portfolio management” is revised and restated in its entirety as follows:

Neil P. Brown, CFA
Portfolio Manager

Managed the fund since 2014

Jay Saunders

Portfolio Manager

Managed the fund since 2014

The information under “Principal investment strategies” in “Fund details” is revised and restated in its entirety as follows:

Investment objective: To seek long-term capital appreciation.

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards (“GICS”) industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when the subadvisor deems it advisable to do so.

Jennison’s Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison’s proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company’s ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

“Fund details — Principal risks of investing” is revised to include the following:

Master limited partnership (MLP) risk

Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. As a result, the fund will be susceptible to adverse economic, environmental, or regulatory occurrences affecting the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Warrants risk

Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

The following replaces the management fee schedule for the advisor’s services to the fund, as stated in “Who’s who — Management fee.” The fee is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), determined in accordance with the following schedule:

Average daily net assets	Annual rate (%)
First $500 million	1.000
Next $500 million	0.950
Next $1 billion	0.900
Excess over $2 billion	0.850

The basis for the Board’s approval of the new subadvisory agreement with Jennison will be discussed in the fund’s shareholder report for the period ending August 31, 2014.

In “Fund details — Who’s who,” “Additional information about fund expenses” is revised to remove the following:

The advisor has voluntarily agreed to reduce its advisory fee that would be payable by the fund (after giving effect to asset-based breakpoints) by 0.03% of the fund’s average daily net assets. The advisor may terminate this voluntary waiver at any time upon notice to the fund.

In “Fund details — Who’s who,” under “Subadvisor,” the information regarding the subadvisor is hereby revised and replaced in its entirety with the following:

Jennison Associates LLC (Jennison)

466 Lexington Avenue,

New York, New York 10017

Jennison is a Delaware limited liability company and has been (including its predecessor, Jennison Associates Capital Corp.) in the investment advisory business since 1969. Jennison is a direct, wholly owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly owned subsidiary of Prudential Financial, Inc. As of March 31, 2014, Jennison managed in excess of $178 billion in assets.

Below are brief biographical profiles of the fund’s portfolio managers. These portfolio managers are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.

Neil P. Brown, CFA

•	Portfolio Manager
•	Managed the fund since 2014
•	Joined Jennison in 2005, Managing Director and Equity Research Analyst since 2005
•	Began business career in 1997

Jay Saunders

•	Portfolio Manager
•	Managed the fund since 2014
•	Joined Jennison in 2005, Managing Director and Equity Research Analyst since 2005
•	Began business career in 1992

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II

Supplement dated 7-1-14 to the current Class 1 Prospectus

Natural Resources Fund (the “Fund”)

The following information supplements and supersedes any information to the contrary relating to Natural Resources Fund (the fund), a series of John Hancock Funds II (the Trust), contained in the Prospectus.

At an in-person meeting held June 23-25, 2014, the Trust’s Board of Trustees approved the hiring and appointment of Jennison Associates LLC (Jennison) to replace Wellington Management Company, LLP (Wellington Management) as subadvisor to the fund effective at the close of business on July 17, 2014 (the Effective Date). John Hancock Advisers, LLC, the fund’s investment advisor, has hired a transition manager to assist in transitioning cash and portfolio securities in connection with the change in subadvisors from Wellington to Jennison.

In connection with the appointment of Jennison as subadvisor to the fund, the Prospectus is hereby amended as follows, as of the Effective Date:

All references to Wellington Management and its portfolio managers are hereby deleted.

As of the Effective Date, the fund is changing its “Investment objective” to the following:

To seek long-term capital appreciation.

In “Fund summary,” the “Annual fund operating expenses” and “Expense example” tables are revised and restated in their entirety as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee[1]	0.98
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.08
Total annual fund operating expenses	1.11
Contractual expense reimbursement[2]	-0.09
Total annual fund operating expenses after expense reimbursements	1.02

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014.

[2]	The advisor has contractually agreed to waive its advisory fees so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Also in “Fund summary,” the “Expense example” table is revised and restated in its entirety as follows:

Expenses ($)	Class 1
1 Year	104
3 Years	344
5 Years	603
10 Years	1,344

The information under “Principal investment strategies” in the “Fund summary” is revised and restated in its entirety as follows:

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards (“GICS”) industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when the subadvisor deems it advisable to do so.

Jennison’s Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison’s proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company’s ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

The information under “Principal risks” in the Fund summary is revised to include the following risks:

Master limited partnership risk. Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; and extreme weather or other natural or man-made disasters.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Although the performance information in the Past performance section in the Fund summary will remain the same, the first paragraph under the heading Past performance is revised and restated as follows:

This graph shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based securities market indexes for reference). This information may help provide an indication of the fund’s risks by comparing the fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Prior to the close of business on July 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund’s performance shown below might have differed materially.

The information regarding the subadvisor under “Investment management” in the “Fund summary” is revised and restated in its entirety as follows:

Subadvisor Jennison Associates LLC

Neil P. Brown, CFA, and Jay Saunders serve as portfolio managers of the fund. Accordingly, in the “Fund summary,” the information under “Portfolio management” is revised and restated in its entirety as follows:

Neil P. Brown, CFA
Portfolio Manager

Managed the fund since 2014

Jay Saunders

Portfolio Manager

Managed the fund since 2014

The information under “Additional information about the fund” is revised and restated in its entirety as follows:

Investment objective: To seek long-term capital appreciation.

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards (“GICS”) industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when the subadvisor deems it advisable to do so.

Jennison’s Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison’s proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company’s ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

The following replaces the management fee schedule for the advisor’s services to the fund, as stated in Appendix A. The fee is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Natural Resources Fund	1.000%	— first $500million;
	0.950%	— next $500 million;
	0.900%	— next $1 billion; and
	0.850%	— excess over $2 billion

The basis for the Board’s approval of the new subadvisory agreement with Jennison will be discussed in the fund’s shareholder report for the period ending August 31, 2014.

The Fund details — Principal risks of investing section, is revised to include the following risks:

Master limited partnership (MLP) risk

Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. As a result, the fund will be susceptible to adverse economic, environmental, or regulatory occurrences affecting the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

In “Fund details,” under “Subadvisory arrangements and management biographies,” the information regarding the portfolio managers is hereby revised with the following:

Natural Resources Fund	Neil P. Brown, CFA.
Jay Saunders
•	Neil P. Brown, CFA. Portfolio Manager; managed fund since 2014, joined Jennison in 2005.
•	Jay Saunders. Portfolio Manager; managed fund since 2014, joined Jennison in 2005.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II

Supplement dated 7-1-14 to the current Class I Prospectus

Natural Resources Fund (the “Fund”)

The following information supplements and supersedes any information to the contrary relating to Natural Resources Fund (the fund), a series of John Hancock Funds II (the Trust), contained in the Prospectus.

At an in-person meeting held June 23-25, 2014, the Trust’s Board of Trustees approved the hiring and appointment of Jennison Associates LLC (Jennison) to replace Wellington Management Company, LLP (Wellington Management) as subadvisor to the fund effective at the close of business on July 17, 2014 (the Effective Date). John Hancock Advisers, LLC, the fund’s investment advisor, has hired a transition manager to assist in transitioning cash and portfolio securities in connection with the change in subadvisors from Wellington to Jennison.

Following the reassignment, the fund’s Class A, Class I, and Class R6 shares will close to all new and existing investors, including automatic purchase plans, on September 1, 2014. Existing shareholders of the fund as of the close of business on September 1, 2014, may continue to reinvest dividends or capital gains distributions received from the fund if they previously made an election to do so. The fund’s Class 1 and Class NAV shares will remain open to investment for investors eligible to purchase Class 1 and NAV shares. The fund reserves the right to change or make exception to these policies at any time and may permit new investments in Class A, Class I, and Class R6 shares by certain investors at the sole discretion of the fund.

In connection with the appointment of Jennison as subadvisor to the fund, the Prospectus is hereby amended as follows, as of the Effective Date:

All references to Wellington Management and its portfolio managers are hereby deleted.

As of the Effective Date, the fund is changing its Investment objective to the following:

To seek long-term capital appreciation.

In “Fund summary,” the “Annual fund operating expenses” and “Expense example” tables are revised and restated in their entirety as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee[1]	0.98
Other expenses[2]	0.44
Total annual fund operating expenses	1.42
Contractual expense reimbursement[3]	-0.09
Total annual fund operating expenses after expense reimbursements	1.33

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014.

[2]	"Other expenses" have been restated to reflect current transfer agency and service fees.

[3]	The advisor has contractually agreed to waive its advisory fees so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	Class I
1 Year	135
3 Years	440
5 Years	768
10 Years	1,694

The information under “Principal investment strategies” in the “Fund summary” is revised and restated in its entirety as follows:

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards (“GICS”) industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when the subadvisor deems it advisable to do so.

Jennison’s Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison’s proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company’s ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

The information under “Principal risks” in the “Fund summary” is revised to include the following:

Master limited partnership risk. Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; and extreme weather or other natural or man-made disasters.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Although the performance information in the “Past performance” section of the “Fund summary” will remain the same, the first paragraph under “Past performance” is revised and restated as follows:

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund’s performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our website: www.jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696, between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

The information regarding the subadvisor in under “Investment management” in the “Fund summary” is revised and restated in its entirety as follows:

Subadvisor Jennison Associates LLC

Neil P. Brown, CFA, and Jay Saunders serve as portfolio managers of the fund. Accordingly, in the Fund summary, the information under “Portfolio management” is revised and restated in its entirety as follows:

Neil P. Brown, CFA
Portfolio Manager

Managed the fund since 2014

Jay Saunders

Portfolio Manager

Managed the fund since 2014

The information under “Principal investment strategies” in “Fund details” is revised and restated in its entirety as follows:

Investment objective: To seek long-term capital appreciation.

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards (“GICS”) industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when the subadvisor deems it advisable to do so.

Jennison’s Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison’s proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company’s ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

“Fund details — Principal risks of investing” is revised to include the following:

Master limited partnership (MLP) risk

Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. As a result, the fund will be susceptible to adverse economic, environmental, or regulatory occurrences affecting the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Warrants risk

Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

The following replaces the management fee schedule for the advisor’s services to the fund, as stated in“Who’s who — Management fee.” The fee is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), determined in accordance with the following schedule:

Average daily net assets	Annual rate (%)
First $500 million	1.000
Next $500 million	0.950
Next $1 billion	0.900
Excess over $2 billion	0.850

The basis for the Board’s approval of the new subadvisory agreement with Jennison will be discussed in the fund’s shareholder report for the period ending August 31, 2014.

In “Fund details — Who’s who,” “Additional information about fund expenses” is revised to remove the following:

The advisor has voluntarily agreed to reduce its advisory fee that would be payable by the fund (after giving effect to asset-based breakpoints) by 0.03% of the fund’s average daily net assets. The advisor may terminate this voluntary waiver at any time upon notice to the fund.

In “Fund details — Who’s who,” “Additional information about fund expenses section is revised to include the following:

To the extent that expenses of Class A shares exceed 1.38% of average annual net assets (on an annualized basis) attributable to Class A shares (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

In “Fund details — Who’s who,” under “Subadvisor,” the information regarding the subadvisor is hereby revised and replaced in its entirety with the following:

Jennison Associates LLC (Jennison)

466 Lexington Avenue,

New York, New York 10017

Jennison is a Delaware limited liability company and has been (including its predecessor, Jennison Associates Capital Corp.) in the investment advisory business since 1969. Jennison is a direct, wholly owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly owned subsidiary of Prudential Financial, Inc. As of March 31, 2014, Jennison managed in excess of $178 billion in assets.

Below are brief biographical profiles of the fund’s portfolio managers. These portfolio managers are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.

Neil P. Brown, CFA

•	Portfolio Manager
•	Managed the fund since 2014
•	Joined Jennison in 2005, Managing Director and Equity Research Analyst since 2005
•	Began business career in 1997

Jay Saunders

•	Portfolio Manager
•	Managed the fund since 2014
•	Joined Jennison in 2005, Managing Director and Equity Research Analyst since 2005
•	Began business career in 1992

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II

Supplement dated 7-1-14 to the current Class R6 Prospectus

Natural Resources Fund (the “Fund”)

The following information supplements and supersedes any information to the contrary relating to Natural Resources Fund (the fund), a series of John Hancock Funds II (the Trust), contained in the Prospectus.

At an in-person meeting held June 23-25, 2014, the Trust’s Board of Trustees approved the hiring and appointment of Jennison Associates LLC (Jennison) to replace Wellington Management Company, LLP (Wellington Management) as subadvisor to the fund effective at the close of business on July 17, 2014 (the Effective Date). John Hancock Advisers, LLC, the fund’s investment advisor, has hired a transition manager to assist in transitioning cash and portfolio securities in connection with the change in subadvisors from Wellington Management to Jennison.

Following the reassignment, the fund’s Class A, Class I, and Class R6 shares will close to all new and existing investors, including automatic purchase plans, on September 1, 2014. Existing shareholders of the fund as of the close of business on September 1, 2014, may continue to reinvest dividends or capital gains distributions received from the fund if they previously made an election to do so. The fund’s Class 1 and Class NAV shares will remain open to investment for investors eligible to purchase Class 1 and NAV shares. The fund reserves the right to change or make exception to these policies at any time and may permit new investments in Class A, I and R6 shares by certain investors at the sole discretion of the fund.

In connection with the appointment of Jennison as subadvisor to the fund, the Prospectus is hereby amended as follows, as of the Effective Date:

All references to Wellington Management and its portfolio managers are hereby deleted.

As of the Effective Date, the fund is changing its Investment objective to the following:

To seek long-term capital appreciation.

In “Fund summary,” the “Annual fund operating expenses” and “Expense example” tables are revised and restated in their entirety as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee[1]	0.98
Other expenses	15.18
Total annual fund operating expenses	16.16
Contractual expense reimbursement[2,3]	-15.17
Total annual fund operating expenses after expense reimbursements	0.99

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014.

[2]	The advisor has contractually agreed to waive its advisory fees so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[3]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Expense Waiver). The Expense Waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Expense Waiver to the extent that expenses of Class R6 shares exceed 1.28% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) underlying fund expenses (acquired fund fees), (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Expense Limitation expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation in effect when the reimbursements or waivers occurred.

Expenses ($)	Class R6
1 Year	101
3 Years	3,098
5 Years	5,463
10 Years	9,419

The information under “Principal investment strategies” in the “Fund summary” is revised and restated in its entirety as follows:

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards (“GICS”) industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadvisor deems it advisable to do so.

Jennison’s Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison’s proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company’s ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

The information under “Principal risks” in the “Fund summary” is revised to include the following:

Master limited partnership risk. Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; and extreme weather or other natural or man-made disasters.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Although the performance information in the “Past performance” section of the “Fund summary” will remain the same, the first paragraph under “Past performance” is revised and restated as follows:

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund’s performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our website: www.jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696, between 8:30 A.M. and 5:00 P.M., Eastern Time, on most business days.

The information regarding the subadvisor under “Investment management” in the “Fund summary” is revised and restated in its entirety as follows:

Subadvisor Jennison Associates LLC

Neil P. Brown, CFA, and Jay Saunders serve as portfolio managers of the fund. Accordingly, in the “Fund summary,” the information under “Portfolio management” is revised and restated in its entirety as follows:

Neil P. Brown, CFA
Portfolio Manager

Managed the fund since 2014

Jay Saunders

Portfolio Manager

Managed the fund since 2014

The information under “Principal investment strategies” in “Fund details” is revised and restated in its entirety as follows:

Investment objective: To seek long-term capital appreciation.

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards (“GICS”) industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when the subadvisor deems it advisable to do so.

Jennison’s Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison’s proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company’s ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

“Fund details — Principal risks of investing” is revised to include the following:

Master limited partnership (MLP) risk. Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. As a result, the fund will be susceptible to adverse economic, environmental, or regulatory occurrences affecting the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Warrants risk. Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

The following replaces the management fee schedule for the advisor’s services to the fund, as stated in “Who’s who — Management fee.” The fee is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Average daily net assets	Annual rate (%)
First $500 million	1.000
Next $500 million	0.950
Next $1 billion	0.900
Excess over $2 billion	0.850

The basis for the Board’s approval of the new subadvisory agreement with Jennison will be discussed in the fund’s shareholder report for the period ending August 31, 2014.

In “Fund details — Who’s who,” “Additional Information about fund expenses” is revised to remove the following:

The advisor has voluntarily agreed to reduce its advisory fee that would be payable by the fund (after giving effect to asset-based breakpoints) by 0.03% of the fund’s average daily net assets. The advisor may terminate this voluntary waiver at any time upon notice to the fund.

In “Fund details — Who’s who,” under “Subadvisor,” the information regarding the subadvisor is hereby revised and replaced in its entirety with the following:

Jennison Associates LLC (Jennison)

466 Lexington Avenue,

New York, New York 10017

Jennison is a Delaware limited liability company and has been (including its predecessor, Jennison Associates Capital Corp.) in the investment advisory business since 1969. Jennison is a direct, wholly owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly owned subsidiary of Prudential Financial, Inc. As of March 31, 2014, Jennison managed in excess of $178 billion in assets.

Below are brief biographical profiles of the fund’s portfolio managers. These portfolio managers are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.

Neil P. Brown, CFA

•	Portfolio Manager
•	Managed the fund since 2014
•	Joined Jennison in 2005, Managing Director and Equity Research Analyst since 2005
•	Began business career in 1997

Jay Saunders

•	Portfolio Manager
•	Managed the fund since 2014
•	Joined Jennison in 2005, Managing Director and Equity Research Analyst since 2005
•	Began business career in 1992

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II

Supplement dated 7-1-14 to the current Class NAV Prospectus

Natural Resources Fund (the “Fund”)

The following information supplements and supersedes any information to the contrary relating to Natural Resources Fund (the fund), a series of John Hancock Funds II (the Trust), contained in the Prospectus.

At an in-person meeting held June 23-25, 2014, the Trust’s Board of Trustees approved the hiring and appointment of Jennison Associates LLC (Jennison) to replace Wellington Management Company, LLP (Wellington Management) as subadvisor to the fund effective at the close of business on July 17, 2014 (the Effective Date). John Hancock Advisers, LLC, the fund’s investment advisor, has hired a transition manager to assist in transitioning cash and portfolio securities in connection with the change in subadvisors from Wellington Management to Jennison.

In connection with the appointment of Jennison as subadvisor to the fund, the Prospectus is hereby amended as follows, as of the Effective Date:

All references to Wellington Management and its portfolio managers are hereby deleted.

As of the Effective Date, the fund is changing its Investment objective to the following:

To seek long-term capital appreciation.

In “Fund summary,” the “Annual fund operating expenses” and “Expense example” tables are revised and restated in their entirety as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee[1]	0.98
Other expenses	0.08
Total annual fund operating expenses	1.06
Contractual expense reimbursement[2]	-0.09
Total annual fund operating expenses after expense reimbursements	0.97

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 18, 2014.

[2]	The advisor has contractually agreed to waive its advisory fees so that the amount retained by the advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	Class NAV
1 Year	99
3 Years	328
5 Years	576
10 Years	1,286

The information under “Principal investment strategies” in the “Fund summary” is revised and restated in its entirety as follows:

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards (“GICS”) industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when the subadvisor deems it advisable to do so.

Jennison’s Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison’s proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company’s ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

The information under “Principal risks” in the “Fund summary” is revised to include the following:

Master limited partnership risk. Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; and extreme weather or other natural or man-made disasters.

Warrants risk. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Although the performance information in the “Past performance” section of the “Fund summary” will remain the same, the first paragraph under “Past performance” is revised and restated as follows:

This bar chart shows how the fund’s total return has varied from year to year, while the table shows performance over time (along with broad-based securities market indexes for reference). This information may help provide an indication of the fund’s risks by comparing the fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.

Prior to the close of business on July 17, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund’s performance shown below might have differed materially.

The information regarding the subadvisor under “Investment management” in the “Fund summary” is revised and restated in its entirety as follows:

Subadvisor Jennison Associates LLC

Neil P. Brown, CFA, and Jay Saunders serve as portfolio managers of the fund. Accordingly, in the “Fund summary,” the information under “Portfolio management” is revised and restated in its entirety as follows:

Neil P. Brown, CFA
Portfolio Manager

Managed the fund since 2014

Jay Saunders

Portfolio Manager

Managed the fund since 2014

The information under “Additional information about the fund” is revised and restated in its entirety as follows:

Investment objective: To seek long-term capital appreciation.

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including in emerging markets. Natural resource-related companies include companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources. The fund will consider a company a natural resource-related company if the company is categorized, based on the Global Industry Classification Standards (“GICS”) industry classifications, as they may be amended from time to time, within the following industries: Chemicals, Construction Materials, Containers & Packaging, Energy Equipment & Services, Metals & Mining, Oil, Gas & Consumable Fuels, and Paper & Forest Products. The fund may amend from time to time the GICS industries that are included in the fund's definition of a natural resource-related company. Equity and equity-related securities in which the fund typically invests include common stock, preferred stock, rights that can be exercised to obtain stock, warrants and debt securities or preferred stock convertible into or exchangeable for common or preferred stock and interests in master limited partnerships.

The fund may invest without limitation in foreign securities, including in emerging markets. The fund may utilize currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when the subadvisor deems it advisable to do so.

Jennison’s Global Natural Resources team uses a combination of top-down analysis and bottom-up stock selection; Jennison’s proprietary fundamental research drives this process and is critical to successful stock selection. The Natural Resources team attempts to identify market dynamics that are underpinning natural resources commodities, and in turn seeks companies that are not hindered by those constraints and can capitalize in an environment of changing commodity prices. The team initially examines the relative strengths of natural resources commodity groups, attempting to determine if a commodity has favorable supply/demand characteristics. They then seek to identify stocks from energy/mining sub-sectors with attractive attributes such as: valuation versus peers, organic reserve and production growth, and competitive unit cost structure. A key characteristic the team seeks is a company’s ability to show increasing proven and probable reserves and strong organic production growth from natural resource reserve bases whose potential may currently be underappreciated by the marketplace.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

“Fund details — Principal risks of investing” is revised to include the following:

Master limited partnership (MLP) risk. Many MLPs in which the fund may invest operate oil, natural gas, or petroleum facilities, or other facilities within the energy sector. As a result, the fund will be susceptible to adverse economic, environmental, or regulatory occurrences affecting the energy sector. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

The following replaces the management fee schedule for the advisor’s services to the fund, as stated in Appendix A. The fee is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), determined in accordance with the following schedule.

Natural Resources Fund	1.000%	— first $500million;
	0.950%	— next $500 million;
	0.900%	— next $1 billion; and
	0.850%	— excess over $2 billion

The basis for the Board’s approval of the new subadvisory agreement with Jennison will be discussed in the fund’s shareholder report for the period ending August 31, 2014.

In “Fund details,” under “Subadvisory arrangements and management biographies,” the information regarding the portfolio managers is hereby replaced with the following:

Natural Resources Fund	Neil P. Brown, CFA.
Jay Saunders
•	Neil P. Brown, CFA. Portfolio Manager; managed fund since 2014, joined Jennison in 2005.
•	Jay Saunders. Portfolio Manager; managed fund since 2014, joined Jennison in 2005.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II

Supplement dated July 1, 2014 to the current Statement of Additional Information

Natural Resources Fund

The following information supplements and supersedes any information to the contrary relating to John Hancock Natural Resources Fund (the fund), a series of John Hancock Funds II (the Trust), contained in the Statement of Additional Information (the “SAI”)

At an in-person meeting held June 23-25, 2014, the Trust’s Board of Trustees approved the hiring and appointment of Jennison Associates LLC (“Jennison”) to replace Wellington Management Company, LLP (“Wellington Management”) as subadvisor to the fund effective at the close of business on July 17, 2014 (the “Effective Date”). John Hancock Advisers, LLC, the fund’s investment advisor, has hired a transition manager to assist in transitioning cash and portfolio securities in connection with the change in subadvisors from Wellington Management to Jennison.

As of the Effective Date, the disclosure for the fund relating to Portfolio Manager Information in Appendix B of the SAI is hereby supplemented with the following information with respect to Jennison.

Jennison Associates, LLC

Natural Resources Fund

Portfolio Manager. The portfolio managers of Natural Resources Fund are Neil P. Brown, CFA, and Jay Saunders.

The following chart reflects information regarding other accounts for which Mssrs. Brown and Saunders have day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies (and series thereof) other than those listed above, (ii) other pooled investment vehicles, and (iii) other accounts. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the chart is the portfolio managers’ investment in Natural Resources Fund.

The following table reflects information as of March 31, 2014:

Trust Manager (Worldwide)	Registered Investment Company Accounts (Worldwide)	Assets Managed (US$Mil)	Pooled Investment Vehicle Accounts (Worldwide)	Assets Managed (US$Mil)	Other Accounts	Assets Managed (US$Mil)
Neil P. Brown, CFA	3	$5,315	1	$8	2	$340
Jay Saunders	3	$5,315	1	$8	2	$340

Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

Trust Manager (Worldwide)	Registered Investment Company Accounts (Worldwide)	Assets Managed (US$Mil)	Pooled Investment Vehicle Accounts (Worldwide)	Assets Managed (US$Mil)	Other Accounts	Assets Managed (US$Mil)
Neil P. Brown, CFA	0	$0	0	$0	0	$0
Jay Saunders	0	$0	0	$0	0	$0

Share Ownership by Portfolio Manager. As of March 31, 2014, Mr. Brown held between $100,001-$500,000 worth of shares of Natural Resources Fund. Mr. Saunders did not own shares of Natural Resources Fund.

POTENTIAL CONFLICTS OF INTEREST

Jennison manages accounts with asset-based fees alongside accounts with performance-based fees. This side-by-side management can create an incentive for Jennison and its investment professionals to favor one account over another. Specifically, Jennison has the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.

Other types of side-by-side management of multiple accounts can also create incentives for Jennison to favor one account over another. Examples are detailed below, followed by a discussion of how Jennison addresses these conflicts.

•	Long only accounts/long-short accounts: Jennison manages accounts in strategies that only hold long securities positions as well as accounts in strategies that are permitted to sell securities short. Jennison may hold a long position in a security in some client accounts while selling the same security short in other client accounts. Jennison permits quantitatively hedged strategies to short securities that are held long in other strategies. Additionally, Jennison permits securities that are held long in quantitatively derived strategies to be shorted by other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short.

•	Multiple strategies: Jennison may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. Jennison may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, due to differences in investment strategy or client direction. Different strategies effecting trading in the same securities or types of securities may appear as inconsistencies in Jennison’s management of multiple accounts side-by-side.

•	Affiliated accounts/unaffiliated accounts and seeded/nonseeded accounts and accounts receiving asset allocation assets from affiliated investment advisers: Jennison manages accounts for its affiliates and accounts in which it has an interest alongside unaffiliated accounts. Jennison could have an incentive to favor its affiliated accounts over unaffiliated accounts. Additionally, Jennison’s affiliates may provide initial funding or otherwise invest in vehicles managed by Jennison. When an affiliate provides “seed capital” or other capital for a fund, it may do so with the intention of redeeming all or part of its interest at a particular future point in time or when it deems that sufficient additional capital has been invested in that fund. Jennison typically requests seed capital to start a track record for a new strategy or product. Managing “seeded” accounts alongside “non-seeded” accounts can create an incentive to favor the “seeded” accounts to establish a track record for a new strategy or product. Additionally, Jennison’s affiliated investment advisers could allocate their asset allocation clients’ assets to Jennison. Jennison could favor accounts used by its affiliate for their asset allocation clients to receive more assets from the affiliate.

•	Non-discretionary accounts or models: Jennison provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. Recommendations for some non-discretionary models that are derived from discretionary portfolios are communicated after the discretionary portfolio has traded. The non-discretionary clients may be disadvantaged if Jennison delivers the model investment portfolio to them after Jennison initiates trading for the discretionary clients, or vice versa.

•	Higher fee paying accounts or products or strategies: Jennison receives more revenues from (1) larger accounts or client relationships than smaller accounts or client relationships and from (2) managing discretionary accounts than advising nondiscretionary models and from (3) non-wrap fee accounts than from wrap fee accounts and from (4) charging higher fees for some strategies than others. The differences in revenue that Jennison receives could create an incentive for Jennison to favor the higher fee paying or higher revenue generating account or product or strategy over another.

•	Personal interests: The performance of one or more accounts managed by Jennison’s investment professionals is taken into consideration in determining their compensation. Jennison also manages accounts that are investment options in its employee benefit plans such as its defined contribution plans or deferred compensation arrangements and where its employees may have personally invested alongside other accounts where there is no personal interest. These factors could create an incentive for Jennison to favor the accounts where it has a personal interest over accounts where Jennison does not have a personal interest.

How Jennison Addresses These Conflicts of Interest

The conflicts of interest described above could create incentives for Jennison to favor one or more accounts or types of accounts over others in the allocation of investment opportunities, time, aggregation and timing of investments. Generally, portfolios in a particular strategy with similar objectives are managed similarly to the extent possible. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest among accounts within a product strategy. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, individual portfolio manager’s decisions, timing of investments, fees, expenses and cash flows.

Additionally, Jennison has developed policies and procedures that seek to address, mitigate and monitor these conflicts of interest. Jennison cannot guarantee, however, that its policies and procedures will detect and prevent, or assure disclosure of, each and every situation in which a conflict may arise.

•	Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as initial public offerings (IPOs) and new issues, the allocation of transactions across multiple accounts, and the timing of transactions between its non-wrap accounts and its wrap fee accounts.

•	Jennison has policies that limit the ability to short securities in portfolios that primarily rely on its fundamental research and investment processes (fundamental portfolios) if the security is held long in other fundamental portfolios.

•	Jennison has adopted procedures to monitor allocations between accounts with performance fees and non-performance fee based accounts and to monitor overlapping long and short positions among long accounts and long-short accounts.

•	Jennison has adopted a code of ethics and policies relating to personal trading.

•	Jennison provides disclosure of these conflicts as described in its Form ADV.

DESCRIPTION OF COMPENSATION STRUCTURE

Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Jennison sponsors a profit sharing retirement plan for all eligible employees. The contribution to the profit sharing retirement plan for portfolio managers is based on a percentage of the portfolio manager’s total compensation, subject to a maximum determined by applicable law. In addition to eligibility to participate in retirement and welfare plans, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a deferred compensation program where all or a portion of the cash bonus can be invested in a variety of predominantly Jennison-managed investment strategies on a tax-deferred basis.

Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers or analysts may manage or contribute ideas to more than one product strategy, and the performance of the other product strategies is also considered in determining the portfolio manager’s overall compensation. The factors considered for an investment professional whose primary role is portfolio management may differe from an investment professional who is a portfolio manager with research analyst responsibilities.

The factors reviewed for the portfolio managers are listed below in order of importance.

The following primary quantitative factors are reviewed for the portfolio managers:

•	The investment professional’s contribution to client portfolios’ pre-tax one, three, five year and longer term performance from the investment professional’s recommended stocks relative to market conditions, the strategy’s passive benchmarks, and the investment professional’s respective coverage universes, and the one, three, five year and longer term pre-tax investment performance of the composite of accounts managed by the portfolio manager.
o	Performance for the composite of accounts that includes the Fund managed by the Messrs. Saunders and Brown is measured against a Global Natural Resources Custom Index, which is comprised of the Lipper Natural Resources Fund Index for the periods prior to January 1, 2009 and the Lipper Global Natural Resources Index for periods after January 1, 2009.

The qualitative factors reviewed for the portfolio managers may include:

•	The quality of the portfolio manager’s investment ideas and consistency of the portfolio manager’s judgment;
•	Historical and long-term business potential of the product strategies;
•	Qualitative factors such as teamwork and responsiveness; and
•	Individual factors such as years of experience and responsibilities specific to the individual’s role such as being a team leader or supervisor are also factored into the determination of an investment professional’s total compensation.

Jennison Associates LLC Proxy Voting Policy Summary

Conflicts of interest may also arise in voting proxies. Jennison Associates LLC (“Jennison”) has adopted a proxy voting policy to address these conflicts.

Jennison actively manages publicly traded equity securities and fixed income securities. It is the policy of Jennison that where proxy voting authority has been delegated to and accepted by Jennison, all proxies shall be voted by investment professionals in the best interest of the client without regard to the interests of Jennison or other related parties, based on recommendations as determined by pre-established guidelines either adopted by Jennison or provided by the client.. Secondary consideration is permitted to be given to the public and social value of each issue. For purposes of this policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time. Any vote that represents a potential material conflict is reviewed by Jennison Compliance and referred to the Proxy Voting Committee to determine how to vote the proxy if Compliance determines that a material conflict exists.

In voting proxies for international holdings, which we vote on a best efforts basis, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as “share blocking”, where Jennison would be restricted from selling the shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies when the costs outweigh the benefit of voting, as in share blocking.

In an effort to discharge its responsibility, Jennison has examined third-party services that assist in the researching and voting of proxies and development of voting guidelines. After such review, Jennison has selected an independent third party proxy voting vendor to assist it in researching and voting proxies. Jennison will utilize the research and analytical services, operational implementation and recordkeeping and reporting services provided by the proxy voting vendor. The proxy voting vendor will research each proxy and provide a recommendation to Jennison as to how best to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings. It is important to note while Jennison may review the research and analysis provided by the vendor, the vendor’s recommendation does not dictate the actual voting instructions nor Jennison’s Guidelines. The proxy voting vendor will cast votes in accordance with Jennison’s Guidelines, unless instructed otherwise by a Jennison Investment Professional, as set forth below, or if Jennison has accepted direction from a Client, in accordance with the Client’s Guidelines.

In voting proxies for quantitatively derived holdings and Jennison Managed Accounts (i.e., “wrap”) where the securities are not held elsewhere in the firm, Jennison has established a custom proxy voting policy with respect to the voting of these proxies. Proxies received in these circumstances will be voted utilizing the Jennison’s guidelines. Additionally, in those circumstances where no specific Jennison guideline exists, Jennison will vote using the recommendations of the proxy voting vendor.

For securities on loan pursuant to a client’s securities lending arrangement, Jennison will work with either custodian banks or the proxy voting vendor to monitor upcoming meetings and call stock loans, if possible, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant investment professional shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan. It is important to note that in order to recall securities on loan in time to vote, the process must be initiated PRIOR to the record date of the proxy. This is extremely difficult to accomplish as Jennison is rarely made aware of the record date in advance.

It is further the policy of Jennison that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act, is to be made available to clients.

These procedures are intended to provide Jennison with the reasonable assurance that all clients’ accounts are being treated fairly so that no one client’s account is systematically advantaged.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.